Investments Subject to Significant Influence and Equity Income (Summary of Investments Subject to Significant Influence - NSPML) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheets
Current assets	$ 3,688	$ 3,708
Property, plant and equipment	26,168	24,376
Regulatory assets	2,832	2,766
Non-current assets	13,095	11,396
Total assets	42,951	39,480
Current liabilities	5,115	4,544
Non-current liabilities	24,545	22,848
Equity	13,291	12,088	$ 11,441
Total liabilities and equity	42,951	39,480
Canadian Electric Utilities [Member] | Operating Segments [Member]
Balance Sheets
Total assets	7,609	8,634
Variable Interest Entity, Not Primary Beneficiary | NSP Maritime Link Inc. [Member]
Balance Sheets
Current assets	37	21
Property, plant and equipment	1,425	1,473
Regulatory assets	778	272
Non-current assets	27	29
Total assets	2,267	1,795
Current liabilities	55	48
Long-term debt	1,570	1,109
Non-current liabilities	167	149
Equity	475	489
Total liabilities and equity	2,267	$ 1,795
Variable Interest Entity, Not Primary Beneficiary | NSP Maritime Link Inc. [Member] | Bond Under Federal Loan Guarantee [Member]
Balance Sheets
Long-term debt	500
Nova Scotia Power Inc. [Member] | Canadian Electric Utilities [Member] | NSP Maritime Link Inc. [Member] | Operating Segments [Member]
Balance Sheets
Approval to create regulatory asset for federal loan guarantee debt	$ 500